UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08201

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Greater China ‘97 Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Financials - 32.8%
Capital Markets - 0.8%
Yuanta Financial Holding Co., Ltd.	829,000	$494,285

Commercial Banks - 14.3%
Bank of Communications Co., Ltd.	476,000	542,121
BOC Hong Kong Holdings Ltd.	888,000	2,129,728
China Construction Bank Corp.-Class H	2,560,000	2,082,144
Industrial & Commercial Bank of China-Class H	4,683,000	3,413,193
Standard Chartered PLC	45,450	1,225,129

		9,392,315

Diversified Financial Services - 1.6%
Hong Kong Exchanges and Clearing Ltd.	62,500	1,022,145

Insurance - 7.0%
Cathay Financial Holding Co., Ltd. (a)	1,010,000	1,616,040
China Life Insurance Co., Ltd.-Class H	654,000	3,007,129

		4,623,169

Real Estate Management & Development - 9.1%
Cheung Kong Holdings Ltd.	70,000	862,785
China Overseas Land & Investment Ltd.	243,920	475,479
Guangzhou R&F Properties Co., Ltd.	765,600	1,000,132
Longfor Properties Co., Ltd. (a)	295,500	293,109
Sun Hung Kai Properties Ltd.	163,000	2,257,780
Wharf Holdings Ltd.	201,000	1,089,619

		5,978,904

		21,510,818

Information Technology - 23.9%
Communications Equipment - 1.5%
AAC Acoustic Technologies Holdings, Inc.	232,000	381,581
ZTE Corp.-Class H	166,000	595,711

		977,292

Computers & Peripherals - 3.9%
Asustek Computer, Inc.	833,000	1,606,210
Compal Electronics, Inc.	689,000	957,561

		2,563,771

Electronic Equipment, Instruments & Components - 7.0%
Chi Mei Innolux Corp.	903,121	1,318,429
Chroma ATE, Inc.	157,000	336,001
Hon Hai Precision Industry Co., Ltd.	369,056	1,732,544
Kingboard Chemical Holdings Ltd.	72,000	387,829
Unimicron Technology Corp.	533,000	800,777

		4,575,580

Internet Software & Services - 3.9%
Baidu, Inc. (Sponsored ADR) (a)	1,200	827,160
Tencent Holdings Ltd.	85,400	1,763,922

		2,591,082

Semiconductors & Semiconductor Equipment - 7.6%
Novatek Microelectronics Corp. Ltd.	123,000	421,610
Powertech Technology, Inc.	97,000	345,995
Taiwan Semiconductor Manufacturing Co., Ltd.	1,171,714	2,293,162
United Microelectronics Corp. (a)	3,788,000	1,905,813

		4,966,580

		15,674,305

Consumer Discretionary - 9.9%
Automobiles - 1.5%
Great Wall Motor Co., Ltd.-Class H	547,000	998,053

Distributors - 0.5%
Li & Fung Ltd.	68,000	326,532

Hotels, Restaurants & Leisure - 2.8%
Ctrip.com International Ltd. (ADR) (a)	28,500	1,040,820
Sands China Ltd. (a)	504,400	817,549

		1,858,369

Household Durables - 0.6%
Techtronic Industries Co.	381,500	396,427

Specialty Retail - 3.7%
Belle International Holdings Ltd.	875,000	1,197,592
Esprit Holdings Ltd.	49,900	357,761
Man Wah Holdings Ltd.	268,800	240,267
Zhongsheng Group Holdings Ltd. (a)	461,000	641,255

		2,436,875

Textiles, Apparel & Luxury Goods - 0.8%
Trinity Ltd.	698,000	491,845

		6,508,101

Energy - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
China Shenhua Energy Co., Ltd.-Class H	358,000	1,536,221
CNOOC Ltd.	2,340,000	4,110,046
PetroChina Co., Ltd.-Class H	480,000	552,751

		6,199,018

Industrials - 8.7%
Airlines - 1.2%
Air China Ltd. (a)	734,000	810,152

Electrical Equipment - 2.4%
China High Speed Transmission Equipment Group Co., Ltd.	152,000	359,841
Trina Solar Ltd. (Sponsored ADR) (a)	45,900	1,187,433

		1,547,274

Industrial Conglomerates - 1.4%
Beijing Enterprises Holdings Ltd.	147,500	954,049

Machinery - 0.5%
Weichai Power Co., Ltd.	43,000	352,988

Marine - 1.9%
China Shipping Development Co., Ltd.-Class H (a)	214,000	319,463
Evergreen Marine Corp. Taiwan Ltd. (a)	588,000	375,895
Orient Overseas International Ltd. (a)	69,000	522,589

		1,217,947

Transportation Infrastructure - 1.3%
China Merchants Holdings International Co., Ltd.	246,000	854,557

		5,736,967

Telecommunication Services - 4.5%
Wireless Telecommunication Services - 4.5%
China Mobile Ltd.	300,500	2,945,416

Consumer Staples - 3.7%
Food Products - 3.6%
Ausnutria Dairy Corp. Ltd. (a)	255,000	178,299
China Mengniu Dairy Co., Ltd. (a)	265,000	794,955
China Yurun Food Group Ltd.	282,000	860,523
Shenguan Holdings Group Ltd.	352,000	325,915
Wilmar International Ltd.	41,000	205,863

		2,365,555

Personal Products - 0.1%
L’Occitane International (a)	39,000	64,697

		2,430,252

Materials - 2.8%
Construction Materials - 0.4%
China Resources Cement Holdings Ltd. (a)	574,000	261,093

Metals & Mining - 2.4%
Angang Steel Co., Ltd.-Class H	458,000	706,463
Jiangxi Copper Co., Ltd.-Class H	261,000	547,441
Zijin Mining Group Co., Ltd.	374,000	290,519

		1,544,423

		1,805,516

Utilities - 2.2%
Gas Utilities - 1.2%
Xinao Gas Holdings Ltd.	254,000	768,159

Independent Power Producers & Energy Traders - 1.0%
China Resources Power Holdings Co., Ltd.	320,000	651,174

		1,419,333

Health Care - 1.7%
Health Care Equipment & Supplies - 1.2%
Shandong Weigao Group Medical Polymer Co., Ltd.-Class H	176,000	828,306

Pharmaceuticals - 0.5%
China Shineway Pharmaceutical Group Ltd.	102,000	312,031

		1,140,337

Total Common Stocks (cost $46,279,748)		65,370,063

WARRANTS - 0.0%
Information Technology - 0.0%
Kingboard Chemical Holdings Ltd., expiring 10/31/12 (a) (cost $545)	7,200	2,133

SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15% (b) (cost $18,577)	18,577	18,577

Total Investments - 99.7% (cost $46,298,870) (c)	65,390,773
Other assets less liabilities - 0.3%	197,202

Net Assets - 100.0%	$65,587,975

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of April 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,974,350 and gross unrealized depreciation of investments was $(882,447), resulting in net unrealized appreciation of $19,091,903.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown *

April 30, 2010 (unaudited)

Summary

58.7%	China
21.7%	Taiwan
17.3%	Hong Kong
1.9%	United Kingdom
0.3%	Singapore
0.1%	Luxembourg
0.0%	Short-Term Investments

100.0%	Total Investments

*	All data are as of April 30, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Greater China ‘97 Fund

April 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2010:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks
Financials	$3,007,128		$18,503,690		$	– 0	–	$21,510,818
Information Technology	827,160		14,847,145			– 0	–	15,674,305
Consumer Discretionary	1,922,342		4,585,759			– 0	–	6,508,101
Energy	-0-		6,199,018			– 0	–	6,199,018
Industrials	1,187,433		4,549,534			– 0	–	5,736,967
Telecommunication Services	– 0	–	2,945,416			– 0	–	2,945,416
Consumer Staples	– 0	–	2,430,252			– 0	–	2,430,252
Materials	– 0	–	1,805,516			– 0	–	1,805,516
Utilities	– 0	–	1,419,333			– 0	–	1,419,333
Health Care	– 0	–	1,140,337			– 0	–	1,140,337
Warrants	– 0	–	– 0	–		2,133		2,133
Short-Term-Investments	18,577		– 0	–		– 0	–	18,577

Total Investments in Securities	6,962,640		58,426,000	†		2,133		65,390,773
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$6,962,640		$58,426,000			$2,133		$65,390,773

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants
Balance as of 7/31/09	$	– 0	–
Accrued discounts/premiums		– 0	–
Realized gain (loss)		– 0	–
Change in unrealized appreciation/depreciation		1,587
Net purchases (sales)		546
Net transfers in and/or out of Level 3		– 0	–

Balance as of 4/30/10		$2,133

Net change in unrealized appreciation/depreciation from investments held as of 4/30/10		$1,587

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China ‘97 Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2010